FINANCIAL RISK MANAGEMENT - Schedule of sensitivity analysis (Details) $ in Thousands	Dec. 31, 2025 USD ($) $ / bbl	Dec. 31, 2024 USD ($)
Fuel options | Top of range
Financial Risk Management [Line Items]
Benchmark price (US$ per barrel) | $ / bbl	5
Positions effect on equity	$ 17,600	$ 15,700
Fuel options | Bottom of range
Financial Risk Management [Line Items]
Benchmark price (US$ per barrel) | $ / bbl	(5)
Positions effect on equity	$ (15,100)	(12,800)
FX | Top of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	(10.00%)
Effect on equity	$ (7,900)	(3,600)
FX | Bottom of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	10.00%
Effect on equity	$ 10,900	1,000
Exchange Rate Variation | Top of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	(10.00%)
Effect on Income Statement	$ (59,700)	(54,700)
Exchange Rate Variation | Bottom of range
Financial Risk Management [Line Items]
Appreciation (depreciation)	10.00%
Effect on Income Statement	$ 59,700	54,700
Cumulative Translation Adjustment | Top of range
Financial Risk Management [Line Items]
Positions effect on equity	$ 368,740	318,510
Appreciation (depreciation)	(10.00%)
Cumulative Translation Adjustment | Bottom of range
Financial Risk Management [Line Items]
Positions effect on equity	$ (301,700)	(260,600)
Appreciation (depreciation)	10.00%
Interest-Rate Variations | Top of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	0.0100
Positions on effect on profit or loss before tax	$ (14,350)	(9,280)
Interest-Rate Variations | Bottom of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	(0.0100)
Positions on effect on profit or loss before tax	$ 14,350	9,280
Historical Market Conditions | Top of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	0.0100
Positions on effect on profit or loss before tax	$ 0	5,900
Historical Market Conditions | Bottom of range
Financial Risk Management [Line Items]
Increase (decrease) interest rate curve	(0.0100)
Positions on effect on profit or loss before tax	$ 0	$ (6,300)